UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—November 30, 2022

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2022
Vanguard Massachusetts
Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief toward the close of the period, the 12 months ended November 30, 2022, were a volatile, challenging period for financial markets. Vanguard Massachusetts Tax-Exempt Fund returned –10.28%, lagging the –8.42% return of its benchmark, the Bloomberg MA Municipal Bond Index.
•	The economic backdrop deteriorated early on as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	Municipal bonds were not immune to the run-up in U.S. Treasury yields, and the muni market experienced significant cash outflows. As a whole, however, their fundamentals remained solid, and they fared better than the taxable bond market.
•	The fund’s overweight positions in hospital and university bonds detracted. Its underweight allocation to state general obligation bonds helped performance, while security selection in AA bonds hurt.
•	Overall, the advisor lengthened the fund’s duration late in the period, detracting from returns.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-10.66%	10.56%	10.69%
Russell 2000 Index (Small-caps)	-13.01	6.44	5.45
Russell 3000 Index (Broad U.S. market)	-10.80	10.28	10.33
FTSE All-World ex US Index (International)	-11.40	2.23	1.86
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-12.91%	-2.56%	0.24%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.64	-0.77	1.40
FTSE Three-Month U.S. Treasury Bill Index	1.16	0.64	1.19
CPI
Consumer Price Index	7.11%	5.00%	3.83%

Advisor’s Report
For the 12 months ended November 30, 2022, Vanguard Massachusetts Tax-Exempt Fund returned –10.28%. The fund underperformed its benchmark, the Bloomberg MA Municipal Bond Index, which returned –8.42%.
The fund’s 30-day SEC yield increased 253 basis points to 3.68% during the period. (A basis point is one-hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, the fund did not own such securities.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared.

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2021	November 30, 2022
2 years	0.24%	2.59%
5 years	0.61	2.65
10 years	1.07	2.75
30 years	1.55	3.57
Source: Vanguard.

While energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply, price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3.75 percentage points over eight months.
That created a challenging environment for bonds. Muni yields rose sharply even as the credit profile of many issuers remained solid overall. With muni returns turning negative, investors pulled large amounts of cash out of the asset class, which put more pressure on muni prices. As a whole, the U.S. muni market finished the period down close to –9%, as measured by the Bloomberg Municipal Bond Index.
Massachusetts had a near-peak financial position for the 12 months, given exceptionally strong tax revenues primed by federal stimulus, high wage growth, historically low unemployment, and capital gains from 2021 equity market performance. A large budget surplus for the fiscal year ended June 30 helped lift the commonwealth’s rainy-day fund to a record high of $8.4 billion and provide a cushion against the possibility of recession in the year ahead.
In November 2022, voters approved a “millionaires tax,” a 4% tax on annual income above $1 million, in addition to the state’s current 5% flat income tax. Proceeds from the new tax, which are expected to exceed $1 billion per year, will be used to fund education, roads, bridges, and public transportation.
In October, Standard & Poor’s affirmed its state general obligation rating of AA and revised the outlook to positive from stable, based on the commonwealth’s improved reserves. Moody’s affirmed its rating of Aa1, and Fitch kept its rating at AA+.
Management of the fund
The main driver of the fund’s underperformance was its longer duration relative to its benchmark index. We were defensively positioned early in the period in the expectation that rates would rise and spreads would decompress. That positioning included a duration similar to the benchmark’s, which is generally shorter than the fund’s because it includes municipals across the maturity spectrum. Although that worked out well during the first wave of rate increases, our duration drifted longer as relative valuations improved, a stance that weighed on performance as the Fed continued raising rates.
We were lighter than we typically are on credit exposure early in the period as well but were still carrying more than the benchmark. The widening in credit spreads that took place therefore dampened the fund’s relative performance.
In the second half of the period, we seized opportunities to cycle out of shorter call bonds and into bonds with a call of closer to 10 years, as they offer a better convexity profile, which will position the fund to capture more upside price performance in the future.
The fund was well-prepared in terms of liquidity going into 2022. With the Fed having been expected to initiate a hiking cycle, and with municipal valuations at rich levels, we didn’t predict the magnitude of outflows that occurred, but we had increased our liquidity buffer in anticipation that some investors could head for the exits.
Outlook
Although the bond market may continue to see volatility if, as expected, the Fed enacts more rate hikes in the coming year, today’s higher yields mean munis can offer more of a cushion against further price declines.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person in all likelihood will lead to a global recession in the coming year. Although we had upgraded the portfolio’s credit quality because of that outlook, we are open to opportunistically increasing our credit exposure given the widening in spreads that has taken place. At the same time, we are favoring some sectors that tend to be more defensive in downturns.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Stephen M. McFee, CFA,
Portfolio Manager
Vanguard Fixed Income Group
December 15, 2022

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2022
Massachusetts Tax-Exempt Fund	Beginning Account Value 5/31/2022	Ending Account Value 11/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$981.20	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.42	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Massachusetts Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2012, Through November 30, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Massachusetts Tax-Exempt Fund	-10.28%	1.46%	2.06%	$12,259
Bloomberg MA Municipal Bond Index	-8.42	1.26	1.78	11,931
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	12,161
See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2022
Under 1 Year	8.4%
1 - 3 Years	1.7
3 - 5 Years	3.2
5 - 10 Years	11.8
10 - 20 Years	39.2
20 - 30 Years	31.3
Over 30 Years	4.4
The table reflects the fund’s investments, except for short-term investments and derivatives.

Massachusetts Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
Massachusetts (98.5%)
	Acton & Boxborough Regional School District GO	2.125%	3/1/43	150	103
	Andover MA GO	4.000%	11/15/31	535	563
	Andover MA GO	4.000%	11/15/32	545	573
	Andover MA GO	4.000%	11/15/33	560	587
	Andover MA GO	4.000%	11/15/34	455	472
	Arlington MA GO	3.000%	9/1/34	2,155	2,040
	Ashland KY GO	3.000%	8/1/47	3,180	2,619
	Ashland KY GO	3.000%	8/1/52	2,890	2,294
	Ashland MA GO	2.250%	5/15/51	1,930	1,217
	Attleboro MA GO	2.625%	10/15/50	3,335	2,278
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	458
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	490
[1,2]	Billerica MA GO TOB VRDO	1.100%	12/1/22	2,690	2,690
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	91
	Boston MA GO	5.000%	5/1/36	5,725	6,302
	Boston MA GO	5.000%	11/1/39	14,995	17,269
	Boston MA GO	5.000%	11/1/40	5,205	5,828
	Boston MA GO	5.000%	11/1/41	1,600	1,824
	Braintree MA GO	3.000%	6/1/33	1,865	1,796
	Braintree MA GO	3.000%	6/1/34	1,910	1,805
	Braintree MA GO	3.000%	6/1/36	1,790	1,600
	Braintree MA GO	3.000%	6/1/37	395	344
	Braintree MA GO	3.375%	6/1/37	120	110
	Braintree MA GO	4.000%	6/1/42	625	623
	Bristol County MA GO	5.250%	6/1/45	4,405	4,929
	Bristol County MA GO	4.000%	6/1/51	4,000	3,785
	Brockton MA GO	4.000%	8/1/47	4,470	4,314
	Brockton MA GO	4.000%	8/1/52	12,290	11,566
	Burlington MA GO	2.750%	1/15/41	600	481
	Burlington MA GO	2.750%	1/15/42	620	493
	Burlington MA GO	2.750%	1/15/43	635	499
	Burlington MA GO	2.750%	1/15/44	655	508
	Burlington MA GO	2.750%	1/15/46	1,360	1,031
	Burlington MA GO	2.750%	1/15/50	2,565	1,870
	Canton MA GO	2.500%	3/15/38	150	121

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	506
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,136
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,104
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,154
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	935
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,169
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,002
	Chicopee MA GO	3.000%	8/15/35	380	348
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	592
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,020
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,385
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	2,500	2,591
	Commonwealth of Massachusetts GO	5.250%	8/1/28	520	590
	Commonwealth of Massachusetts GO	5.000%	9/1/29	2,160	2,466
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	300	356
	Commonwealth of Massachusetts GO	5.000%	3/1/31	5,250	5,399
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	8,162
	Commonwealth of Massachusetts GO	4.000%	9/1/32	550	570
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,500	5,899
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	16,824
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	2,799
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	5,317
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	2,676
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	5,634
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,160	1,066
	Commonwealth of Massachusetts GO	5.000%	7/1/36	145	163
	Commonwealth of Massachusetts GO	5.000%	7/1/36	5,795	6,129
	Commonwealth of Massachusetts GO	3.000%	9/1/36	10,000	9,133
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,434
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,264
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,295
	Commonwealth of Massachusetts GO	5.000%	7/1/38	1,250	1,392
	Commonwealth of Massachusetts GO	5.000%	5/1/39	610	668
	Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	5,664
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,505	3,049
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,191
	Commonwealth of Massachusetts GO	4.000%	2/1/40	5,000	5,034
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,022
	Commonwealth of Massachusetts GO	5.000%	7/1/40	200	221
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,430
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,145	1,219
	Commonwealth of Massachusetts GO	3.000%	2/1/41	245	207
	Commonwealth of Massachusetts GO	5.000%	3/1/41	8,150	8,286
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	3,782
	Commonwealth of Massachusetts GO	4.000%	2/1/42	1,475	1,481
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	9,117
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,196
	Commonwealth of Massachusetts GO	3.000%	11/1/42	300	250
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	1,973
	Commonwealth of Massachusetts GO	2.500%	3/1/43	750	566
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,125
	Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,528
	Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,675

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/45	3,860	4,199
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,408
	Commonwealth of Massachusetts GO	4.000%	12/1/46	10,700	10,573
	Commonwealth of Massachusetts GO	3.000%	3/1/47	9,680	7,559
	Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	5,854
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	4,766
	Commonwealth of Massachusetts GO	3.000%	3/1/48	5,555	4,303
	Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,079
	Commonwealth of Massachusetts GO	3.000%	7/1/48	915	708
	Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,745
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	8,132
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,932
	Commonwealth of Massachusetts GO	3.000%	3/1/49	1,255	965
	Commonwealth of Massachusetts GO	3.000%	4/1/49	12,055	9,266
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	1,825
	Commonwealth of Massachusetts GO	2.000%	4/1/50	13,780	8,284
	Commonwealth of Massachusetts GO	5.000%	11/1/50	3,595	3,866
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	5,647
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	5,000	5,063
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	1.930%	12/1/22	5,500	5,500
[4]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/27	310	340
[4]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/28	3,470	3,872
[5]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/34	27,115	32,621
[1,2]	Commonwealth of Massachusetts Miscellaneous Revenue TOB VRDO	1.930%	12/1/22	2,125	2,125
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	1,815	1,874
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	190	198
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	9,568
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	3,969
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	8,390
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,000	5,535
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	14,000	14,772
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	9,750	10,772
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	420	463
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.250%	6/1/43	4,000	4,328
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	1,100	1,167
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	26,565	28,400
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	15,060	14,608
	Dedham MA GO	3.000%	6/1/32	890	879
	Dedham MA GO	3.000%	6/1/33	890	872
	Dedham MA GO	3.000%	6/1/34	890	846
	Dedham MA GO	3.000%	6/1/35	880	813
	Dedham MA GO	3.000%	6/1/36	880	802
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,404

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Easthampton MA GO	3.000%	6/1/37	1,190	1,069
	Easthampton MA GO	3.000%	6/1/38	1,895	1,684
	Easthampton MA GO	3.000%	6/1/39	70	61
[6]	Easton MA GO	5.000%	6/1/37	245	274
	Easton MA GO	2.000%	10/15/37	265	195
[6]	Easton MA GO	5.000%	6/1/38	830	925
	Easton MA GO	2.125%	10/15/38	1,155	847
[6]	Easton MA GO	5.000%	6/1/39	1,015	1,126
	Easton MA GO	2.250%	10/15/40	810	586
[6]	Easton MA GO	4.000%	6/1/41	1,090	1,091
	Easton MA GO	2.250%	10/15/41	615	436
	Easton MA GO	2.500%	10/15/46	2,000	1,395
	Fall River MA GO	3.000%	12/1/36	2,265	2,000
	Fall River MA GO	3.000%	12/1/37	2,335	2,037
	Fall River MA GO	2.000%	12/1/40	155	107
	Framingham MA GO	2.000%	12/15/39	1,215	860
	Framingham MA GO	2.000%	12/15/40	1,235	855
	Framingham MA GO	2.000%	12/15/41	1,245	843
[6]	Gardner MA GO	2.000%	8/1/39	1,230	874
	Gardner MA GO	4.000%	1/15/45	1,650	1,612
[6]	Gardner MA GO	2.125%	8/1/46	1,160	746
	Gardner MA GO	4.125%	1/15/48	2,930	2,884
	Gloucester MA GO	2.000%	9/15/40	855	596
	Gloucester MA GO	2.125%	9/15/42	885	608
	Gloucester MA GO	2.125%	9/15/43	655	443
	Harvard MA GO	3.000%	8/15/33	1,265	1,238
	Harvard MA GO	3.000%	8/15/35	1,260	1,161
	Lawrence MA GO	5.000%	2/1/31	260	302
	Lawrence MA GO	5.000%	6/1/31	970	1,132
	Lawrence MA GO	5.000%	6/1/33	1,070	1,236
	Lawrence MA GO	4.000%	2/1/35	2,390	2,478
	Lawrence MA GO	3.000%	2/1/49	3,790	2,921
	Lawrence MA GO	4.000%	6/1/49	1,800	1,712
	Lawrence MA GO	4.125%	6/1/51	2,165	2,089
	Lawrence MA GO	4.125%	6/1/52	2,175	2,092
	Leominster MA GO	4.000%	3/1/34	400	417
	Leominster MA GO	4.000%	3/1/36	675	692
	Leominster MA GO	3.000%	3/1/42	125	104
	Leominster MA GO	3.000%	3/1/52	4,000	3,059
	Lexington MA GO	3.625%	2/1/49	450	406
	Lincoln MA GO	3.125%	3/1/37	1,880	1,733
	Lincoln MA GO	3.250%	3/1/40	1,150	1,042
	Littleton MA GO	3.250%	6/15/38	205	190
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,359
	Lowell MA GO	4.000%	9/1/30	1,935	2,030
	Lowell MA GO	3.000%	9/1/33	2,170	2,084
	Lowell MA GO	5.000%	8/1/34	1,455	1,665
	Lowell MA GO	3.000%	9/1/34	2,215	2,084
	Lowell MA GO	5.000%	8/1/35	1,150	1,305
	Lowell MA GO	2.125%	9/1/42	1,040	714
	Lowell MA GO	2.125%	9/1/43	895	605
	Ludlow MA GO	4.000%	2/1/29	825	856
	Ludlow MA GO	4.000%	2/1/30	855	886
	Ludlow MA GO	4.000%	2/1/31	685	710
	Ludlow MA GO	3.000%	2/1/49	250	195

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	5,802
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	3,805	4,461
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	645	753
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,480	2,820
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,274
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	105	118
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,240	1,507
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	210	255
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,367
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	895	1,015
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	128
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	360	385
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,114
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,145	7,421
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	5,639
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	3,720
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	5,295
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,950	3,192
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	1,777
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	8,119
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,020	2,131
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,019
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	7,440	7,891
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	16,155	15,465
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	300	318
	Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/52	10,000	11,010
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/31	230	267
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,386
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,406
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	2,852
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	190
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,708
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	5,981
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,271
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,281
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	911
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	2,500	2,526
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	682
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,005
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	26
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	610	619
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	103
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	666

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	190
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	1,090	1,121
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	103
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,659
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	272
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	233
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,251
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	369
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	57
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,292
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	575
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,249
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	186
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	107
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,275
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	819
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,638
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,190
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	1,929
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	271
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,823
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,678
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,371
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,015
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,369
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	3,000	3,083
[3]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,576
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	2,072
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	321

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,230
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,286
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,881
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	42
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	390	439
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	221
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,202
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	2,040	2,182
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	331
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	3,675
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	765
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	169
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	769
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,147
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	230	262
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	522
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	340
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	461
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,305
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	649
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,120	1,288
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,575
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	961
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,286
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,357
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	465	476
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	131
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	500	527
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	1,000	1,161

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	318
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/33	105	115
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,679
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,159
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	788
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,418
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	5,155	5,562
Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,021
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	723
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,002
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,070
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,516
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	524
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,395	1,610
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,070	2,113
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	350	356
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,035
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,650
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	2,300	2,208
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	993
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,239
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	491
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,620	1,855
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/35	350	354
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,416
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	591
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	750	845
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	650
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,727

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,787
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,156
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,179
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	505
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,660	6,647
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/36	375	375
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,479
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,834
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,330	2,618
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	20
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,230	1,204
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,250	1,266
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	740
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	628
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	1,650
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,877
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	400	399
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	973
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	352
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	755	850
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	1,861
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	700	691
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,826
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,771
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	283
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	711
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,041
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	665	750
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/39	400	392

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,747
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,235	3,262
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	148
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	2,836
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	961
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	150	157
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	603
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	19,420	22,693
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,158
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/40	435	422
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	4,908
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,925	7,983
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,000	904
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/41	925	891
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	305
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	5,700	5,826
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	7,380
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	508
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	2,967
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	9,000	9,023
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	2,718
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/44	1,945	1,810
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	530	533
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	100	76
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,605	2,609
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,057
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,120	3,500
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,050	4,101
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	9,399

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	8,500	8,600
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	9,856
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	5,050	4,290
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	3,500	2,569
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	12,385	14,409
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	856
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	6,464
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	10,100	11,555
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,550	1,274
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	1,130	1,288
[7]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	7,116
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	16,765	17,183
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	3,539
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	9,060	7,702
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	1.960%	12/1/22	11,630	11,630
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/24	80	82
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	410
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	1,950
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	713
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	426
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,010
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,032
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	741
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	815	837
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,614
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	225	232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	442

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,709
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,050
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	7,815	7,497
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	476
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,180	1,169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,233
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	2,639
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,345
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	1,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,420	1,487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,719
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	530
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,682
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	565
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,434
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,630
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,120	2,248

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,165	1,270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	846
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,580
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	566
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	626
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,634
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,000	2,126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	465	524
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,944
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	1,867
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	3,843
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,567
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,467
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	160	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,633
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	305
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	945
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	3,532
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,046
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,041
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,186

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	829
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,452
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,585	1,651
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	8,131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,083
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,254
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,686
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	463
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	502
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,575	1,714
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,826
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	318
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	500	524
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,080	1,121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,527
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	323
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	31

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,473
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	214
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,302
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,470	6,164
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	310	318
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,255	1,282
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	472
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,009
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	4,818
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,296
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,591
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	367
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,470	1,375
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	8,000	8,144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,035
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	391
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,500	5,805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,018
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,672
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	800	808
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,476
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,690
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	387

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	414
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	12,900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,441
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	720
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	1,872
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	7,940
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	444
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,180	2,232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	5,878
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,430	3,069
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	15,145	13,308
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,314
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,125	2,127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,000	1,884
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	4,445	3,321
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,800	7,121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	1,847
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,335	5,386
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	1,101
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,650	3,839
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	1,897
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	2,265	2,303
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,557
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	7,225	7,303
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	100	81
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	520	411

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	4,230	4,257
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	6,765	6,848
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,044
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,160	1,289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/3/23	2,215	2,259
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	10	10
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	4.000%	6/1/29	3,760	4,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	8,245	9,345
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	491
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	307
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	328
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	300
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	5.000%	5/1/35	1,765	1,846
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	740
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	888
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	734
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,200	1,206
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,200	1,203
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,240	1,240
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,500	1,488
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	900	869
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,170	2,132
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,215	3,011
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	429
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,000	872
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	1,625	1,397
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	6,274
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/23	135	136
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	190

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	206
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	226
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	558
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	250
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	259
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	285	288
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,170
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,555
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,123
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,563
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,031
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/34	250	270
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	480	439
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,742
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,831
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,060
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	215
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	7,500	7,481
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	635
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,272
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	520
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,760
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,091
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,093
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	3,310	3,312
[1,2]	Massachusetts GO TOB VRDO	1.900%	12/1/22	10,600	10,600
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	203
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,536
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	12/7/22	10,550	10,550
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	1.040%	12/1/22	73,730	73,730

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	29,645	30,211
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	802
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	175	138
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	95
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	271
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/37	880	820
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	589
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	652
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,505
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	438
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	2,615	1,939
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	354
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	5,921
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	215	214
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	465
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	1,000	982
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,401
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,829
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	85	85
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	790
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	240	240
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	180	180
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/47	4,000	3,865
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,810	2,812
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,660	1,678
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,910	2,269
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	810
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	1,750	1,817
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	100	67

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,410	2,339
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,810
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,033
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,409
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	12,825	13,741
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	3,987
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,052
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	959
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,452
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,752
[1,2]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.010%	12/1/22	8,745	8,745
[1,2]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.010%	12/1/22	8,745	8,745
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	5.000%	7/1/34	655	748
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	659
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/36	600	601
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,049
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	750	736
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	586
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	968
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	959
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/46	4,500	4,146
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/51	3,840	3,475
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,132
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	566
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,060	1,121
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,845	2,079
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	958
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,123
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	674
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	783
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	749
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,124
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	556
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	684
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	554
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	6,960	7,492

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	4,739
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,437
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/29	1,630	1,727
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,500	6,637
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,671
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	3,924
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,469
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,150
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/45	2,650	2,630
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	130
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	26,182
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	5,448
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	12,000	9,231
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	1,460	1,576
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	771
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	901
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	3,595
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	697
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/34	500	577
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/35	1,060	1,209
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,040
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	570	590
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	782
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,020
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	630	643
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	250	252
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	1,999
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	3,475	4,149
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,433
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	600	594
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	862
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,500	1,483
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	543
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	873
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,347
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	3,810	2,280

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	280	314
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	795	883
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	305	340
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,353
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	8,650	8,667
[2]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.850%	12/7/22	9,725	9,725
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	1,220	1,428
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	3,305	3,989
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	9,731
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	1,871
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,230
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	2,452
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,124
[9]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	8,413
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	1,350	1,511
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,500	1,670
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,409
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	800	887
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	380	416
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	240
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,402
	Massachusetts Water Resources Authority Water Revenue VRDO	1.940%	12/7/22	4,800	4,800
	Massachusetts Water Resources Authority Water Revenue VRDO	1.950%	12/7/22	7,000	7,000
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	1,000	1,082
	Medford MA GO	3.000%	7/15/30	755	747
	Medford MA GO	3.000%	7/15/31	780	769
	Medford MA GO	3.000%	7/15/32	810	795
	Medford MA GO	3.000%	7/15/33	830	797
	Medford MA GO	3.000%	7/15/34	860	809
	Medford MA GO	3.000%	7/15/35	885	814
	Medford MA GO	3.000%	7/15/36	910	827
	Medway MA GO	4.000%	8/1/52	2,800	2,797
	Middleborough MA GO	2.000%	10/1/39	1,450	1,038
	Middleborough MA GO	2.000%	10/1/40	1,450	1,015
	Middleborough MA GO	2.000%	10/1/41	1,450	993
	Middleborough MA GO	2.250%	10/1/45	5,800	3,843
	Middleborough MA GO	2.350%	10/1/49	5,050	3,276
	Middleton MA GO	2.125%	12/15/42	2,635	1,813
	Milford MA GO	2.250%	12/1/44	6,600	4,468
	Milford MA GO	2.125%	12/1/48	6,200	3,866
	Milford MA GO	2.500%	12/1/51	5,335	3,531
	Millbury MA GO	4.000%	8/15/41	905	906
	Millbury MA GO	4.000%	8/15/42	905	906
	Millbury MA GO	4.000%	8/15/47	4,390	4,250
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	15
	Montague MA GO	2.375%	2/1/38	140	109
	Natick MA GO	4.000%	7/15/31	4,760	4,998
	Needham MA GO	3.000%	7/15/35	765	708
	New Bedford MA GO	3.000%	3/1/34	335	315
	New Bedford MA GO	3.000%	3/1/35	395	362

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Bedford MA GO	3.000%	3/1/37	235	208
New Bedford MA GO	4.000%	9/1/40	1,460	1,462
New Bedford MA GO	4.000%	9/1/41	1,520	1,511
New Bedford MA GO	4.000%	9/1/42	1,565	1,550
New Bedford MA GO	2.250%	9/1/43	825	573
New Bedford MA GO	3.250%	3/1/44	885	748
New Bedford MA GO	4.000%	9/1/52	7,500	7,057
Newton MA GO	3.000%	4/1/33	3,440	3,386
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	933
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	961
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	993
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,027
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,063
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,098
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,141
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,187
Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,161
Norwood MA GO	4.000%	3/15/33	1,155	1,225
Norwood MA GO	3.000%	3/15/42	595	499
Norwood MA GO	4.000%	9/15/42	4,285	4,326
Norwood MA GO	4.000%	9/15/47	10,000	9,878
Orange MA GO	3.000%	6/1/36	400	356
Orange MA GO	3.000%	6/1/51	2,795	2,122
Palmer MA GO	4.000%	11/30/23	770	780
Peabody MA GO	3.500%	7/1/37	115	110
Plymouth MA GO	3.000%	5/1/32	1,625	1,596
Plymouth MA GO	3.000%	5/1/33	2,020	1,944
Quincy MA GO	4.000%	7/7/23	10,000	10,088
Quincy MA GO	4.000%	6/1/31	1,235	1,310
Quincy MA GO	5.000%	6/1/31	300	350
Quincy MA GO	5.000%	7/1/31	500	584
Quincy MA GO	4.000%	1/15/32	1,425	1,496
Quincy MA GO	3.000%	6/1/32	1,285	1,250
Quincy MA GO	5.000%	6/1/32	275	325
Quincy MA GO	5.000%	7/1/32	450	532
Quincy MA GO	3.000%	6/1/33	1,330	1,281
Quincy MA GO	5.000%	6/1/33	400	468
Quincy MA GO	5.000%	7/1/33	555	650
Quincy MA GO	3.000%	6/1/34	1,360	1,285
Quincy MA GO	5.000%	6/1/34	600	695
Quincy MA GO	3.000%	7/1/34	200	189
Quincy MA GO	5.000%	7/1/34	500	579
Quincy MA GO	5.000%	6/1/35	1,000	1,145
Quincy MA GO	5.000%	7/1/35	900	1,031
Quincy MA GO	5.000%	6/1/36	750	853
Quincy MA GO	5.000%	7/1/36	470	535
Quincy MA GO	4.000%	6/1/37	500	510
Quincy MA GO	2.000%	7/1/37	170	127
Quincy MA GO	5.000%	7/1/37	660	746
Quincy MA GO	5.000%	9/15/37	600	680
Quincy MA GO	4.000%	6/1/38	500	507
Quincy MA GO	5.000%	7/1/38	685	772
Quincy MA GO	4.000%	9/15/38	715	725
Quincy MA GO	4.000%	6/1/39	500	504
Quincy MA GO	5.000%	7/1/39	750	841

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quincy MA GO	4.000%	6/1/40	750	752
	Quincy MA GO	5.000%	7/1/40	785	875
	Quincy MA GO	4.000%	9/15/40	650	652
	Quincy MA GO	4.000%	6/1/41	260	260
	Quincy MA GO	5.000%	7/1/41	620	688
	Quincy MA GO	4.000%	9/15/41	355	355
	Quincy MA GO	4.000%	6/1/42	390	391
	Quincy MA GO	5.000%	7/1/42	600	665
	Quincy MA GO	4.000%	9/15/42	275	275
	Quincy MA GO	2.000%	1/15/46	3,000	1,866
	Quincy MA GO	2.000%	6/1/46	5,155	3,220
	Quincy MA GO	5.000%	6/1/47	1,000	1,132
	Quincy MA GO	5.000%	6/1/50	2,000	2,181
	Quincy MA GO	4.000%	7/1/51	1,000	956
	Quincy MA GO	5.000%	7/1/51	1,500	1,635
	Randolph MA GO	3.375%	9/15/35	830	806
	Randolph MA GO	3.375%	9/15/36	785	741
	Rowley MA GO	3.500%	7/15/43	1,625	1,484
	Salem MA GO	3.000%	9/15/34	620	583
	Salem MA GO	3.000%	9/15/35	585	535
	Salem MA GO	3.000%	9/15/36	605	539
	Salisbury MA GO	2.000%	8/1/28	400	371
	Saugus MA GO	3.000%	9/15/31	930	916
	Saugus MA GO	3.000%	9/15/32	800	784
	Saugus MA GO	3.000%	9/15/33	980	939
	Saugus MA GO	3.000%	9/15/35	135	124
	Saugus MA GO	3.000%	9/15/36	1,500	1,360
	Sharon MA GO	4.000%	2/15/31	5,875	6,181
	Sharon MA GO	3.000%	2/15/32	2,040	1,986
	Shrewsbury MA GO	4.000%	7/15/33	2,370	2,499
	Somerville MA GO	4.000%	6/1/31	730	774
	Somerville MA GO	3.000%	6/1/32	1,050	1,031
	Somerville MA GO	3.000%	6/1/33	750	721
	Somerville MA GO	2.000%	6/1/40	1,755	1,219
	Springfield MA GO	4.000%	3/1/31	1,250	1,300
	Springfield MA GO	4.000%	3/1/32	1,285	1,333
	Springfield MA GO	4.000%	3/1/39	965	971
	Springfield MA GO	4.000%	3/1/40	1,400	1,402
	Springfield MA GO	4.000%	3/1/41	2,080	2,069
	Springfield MA GO	4.000%	3/1/42	1,155	1,144
[6]	Springfield MA GO	3.500%	3/1/47	210	183
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	159
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	362
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	339
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	365
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	415
	Stoneham MA GO	2.500%	1/15/52	1,960	1,309
	Stoughton MA GO	3.000%	10/15/32	1,920	1,860
	Stoughton MA GO	3.000%	10/15/35	370	339
	Swampscott MA GO	3.000%	3/1/52	2,500	1,916
	Taunton MA GO	4.000%	8/15/31	915	958
	Taunton MA GO	4.000%	8/15/33	775	807
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,616
	Tewksbury MA GO	3.000%	6/1/35	2,720	2,507

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	1,695	1,794
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	3,420	3,821
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,085	5,659
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	335	381
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,241
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	345	390
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	5,782
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,342
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,715
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	3,790	4,043
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,082
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	10,180	10,648
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/46	5,000	4,882
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	13,080	13,845
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	8,969
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	19,000	20,176
	Upton MA GO	2.250%	8/15/46	150	100
	Wakefield MA GO	4.000%	9/15/47	3,095	3,109
	Watertown MA GO	3.375%	4/15/42	100	91
	Webster MA GO	5.000%	12/1/25	340	363
	Webster MA GO	5.000%	12/1/26	255	277
	Webster Town MA GO	5.000%	12/1/24	355	371
	West Springfield MA GO	2.000%	5/15/37	840	628
	West Springfield MA GO	2.000%	5/15/38	840	616
	West Springfield MA GO	2.000%	5/15/39	835	599
	West Springfield MA GO	2.000%	5/15/40	835	585
	West Springfield MA GO	2.000%	5/15/41	835	572
	West Springfield MA GO	2.125%	5/15/42	705	487
	West Springfield MA GO	2.125%	5/15/43	705	479
	West Springfield MA GO	2.250%	5/15/46	2,115	1,388
	Weymouth MA GO	2.000%	9/15/40	505	350
	Weymouth MA GO	2.000%	9/15/45	2,355	1,493
	Weymouth MA GO	2.250%	9/15/50	5,000	3,102
	Worcester MA GO	3.000%	2/1/32	230	224
	Worcester MA GO	3.000%	2/1/33	2,155	2,086
[6]	Worcester MA GO	4.000%	2/1/33	4,900	5,131
[6]	Worcester MA GO	4.000%	2/1/35	4,325	4,467
	Worcester MA GO	2.250%	2/1/40	100	73
[6]	Worcester MA GO	2.000%	2/15/43	300	198
[6]	Worcester MA GO	2.500%	2/1/44	4,550	3,305
[6]	Worcester MA GO	2.000%	2/15/44	1,940	1,253

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Worcester MA GO	4.000%	6/1/44	535	526
Worcester MA GO	4.000%	6/1/46	480	467
Worcester MA GO	2.000%	2/1/48	3,140	1,941
Worcester MA GO	2.000%	2/1/49	3,200	2,036
Worcester MA GO	2.125%	2/1/50	3,325	2,067
Worcester MA GO	4.000%	6/1/50	2,100	2,014
				2,272,812
Guam (0.1%)
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	315	273
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,012
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	761
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	306
				2,352
Puerto Rico (0.8%)
Commonwealth of Puerto Rico GO	5.250%	7/1/23	2,469	2,479
Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,838	2,877
Commonwealth of Puerto Rico GO	5.625%	7/1/27	4,313	4,412
Commonwealth of Puerto Rico GO	5.625%	7/1/29	642	658
Commonwealth of Puerto Rico GO	5.750%	7/1/31	2,006	2,057
Commonwealth of Puerto Rico GO	0.000%	7/1/33	686	375
Commonwealth of Puerto Rico GO	4.000%	7/1/35	293	249
Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	66
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	279	259
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	844	679
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	887	644
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	972
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,893	3,517
				19,244
Total Tax-Exempt Municipal Bonds (Cost $2,455,545)				2,294,408
Total Investments (99.4%) (Cost $2,455,545)				2,294,408
Other Assets and Liabilities—Net (0.6%)				14,255
Net Assets (100%)				2,308,663
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $69,305,000, representing 3.0% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Securities with a value of $1,798,000 have been segregated as initial margin for open futures contracts.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Massachusetts Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	164	33,679	87

Short Futures Contracts
Long U.S. Treasury Bond	March 2023	(58)	(7,366)	(87)
Ultra Long U.S. Treasury Bond	March 2023	(157)	(21,396)	(215)
				(302)
				(215)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,455,545)	2,294,408
Investment in Vanguard	81
Cash	94
Receivables for Investment Securities Sold	1,188
Receivables for Accrued Income	31,113
Receivables for Capital Shares Issued	2,502
Variation Margin Receivable—Futures Contracts	136
Other Assets	24
Total Assets	2,329,546
Liabilities
Payables for Investment Securities Purchased	16,356
Payables for Capital Shares Redeemed	3,093
Payables for Distributions	1,311
Payables to Vanguard	123
Total Liabilities	20,883
Net Assets	2,308,663
At November 30, 2022, net assets consisted of:

Paid-in Capital	2,499,855
Total Distributable Earnings (Loss)	(191,192)
Net Assets	2,308,663

Net Assets
Applicable to 232,217,675 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,308,663
Net Asset Value Per Share	$9.94

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2022
($000)
Investment Income
Income
Interest	65,496
Total Income	65,496
Expenses
The Vanguard Group—Note B
Investment Advisory Services	136
Management and Administrative	2,734
Marketing and Distribution	217
Custodian Fees	17
Auditing Fees	30
Shareholders’ Reports	44
Trustees’ Fees and Expenses	1
Other Expenses	15
Total Expenses	3,194
Expenses Paid Indirectly	(6)
Net Expenses	3,188
Net Investment Income	62,308
Realized Net Gain (Loss)
Investment Securities Sold	(32,599)
Futures Contracts	3,618
Realized Net Gain (Loss)	(28,981)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(316,251)
Futures Contracts	(183)
Change in Unrealized Appreciation (Depreciation)	(316,434)
Net Increase (Decrease) in Net Assets Resulting from Operations	(283,107)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,308	60,271
Realized Net Gain (Loss)	(28,981)	11,442
Change in Unrealized Appreciation (Depreciation)	(316,434)	(7,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	(283,107)	64,177
Distributions
Total Distributions	(72,817)	(79,148)
Capital Share Transactions
Issued	1,413,753	567,069
Issued in Lieu of Cash Distributions	55,539	61,186
Redeemed	(1,581,007)	(331,445)
Net Increase (Decrease) from Capital Share Transactions	(111,715)	296,810
Total Increase (Decrease)	(467,639)	281,839
Net Assets
Beginning of Period	2,776,302	2,494,463
End of Period	2,308,663	2,776,302

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.41	$11.47	$11.16	$10.45	$10.74
Investment Operations
Net Investment Income[1]	.263	.259	.286	.315	.322
Net Realized and Unrealized Gain (Loss) on Investments	(1.427)	.026	.374	.711	(.290)
Total from Investment Operations	(1.164)	.285	.660	1.026	.032
Distributions
Dividends from Net Investment Income	(.261)	(.259)	(.285)	(.316)	(.322)
Distributions from Realized Capital Gains	(.045)	(.086)	(.065)	—	(.000)[2]
Total Distributions	(.306)	(.345)	(.350)	(.316)	(.322)
Net Asset Value, End of Period	$9.94	$11.41	$11.47	$11.16	$10.45
Total Return[3]	-10.28%	2.53%	6.03%	9.91%	0.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,309	$2,776	$2,494	$2,234	$1,805
Ratio of Total Expenses to Average Net Assets	0.13%[4]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.54%	2.27%	2.55%	2.88%	3.04%
Portfolio Turnover Rate	80%	37%	27%	31%	33%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Massachusetts Tax-Exempt Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Massachusetts Tax-Exempt Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2022, the fund had contributed to Vanguard capital in the amount of $81,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,294,408	—	2,294,408
Derivative Financial Instruments
Assets
Futures Contracts[1]	87	—	—	87
Liabilities
Futures Contracts[1]	302	—	—	302
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods

Massachusetts Tax-Exempt Fund
for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,311
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(29,715)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(161,499)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	61,868	60,174
Ordinary Income*	533	7,299
Long-Term Capital Gains	10,416	11,675
Total	72,817	79,148
*	Includes short-term capital gains, if any.
As of November 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,455,907
Gross Unrealized Appreciation	15,342
Gross Unrealized Depreciation	(176,841)
Net Unrealized Appreciation (Depreciation)	(161,499)
F.	During the year ended November 30, 2022, the fund purchased $1,972,022,000 of investment securities and sold $2,104,426,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2022, such purchases were $325,830,000 and sales were $349,205,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Massachusetts Tax-Exempt Fund
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2022 Shares (000)	2021 Shares (000)

Issued	140,400	49,622
Issued in Lieu of Cash Distributions	5,337	5,361
Redeemed	(156,859)	(29,058)
Net Increase (Decrease) in Shares Outstanding	(11,122)	25,925
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Massachusetts Tax-Exempt Funds and Shareholders of Vanguard Massachusetts Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Massachusetts Tax-Exempt Fund (the “Fund”) as of November 30, 2022, the related statement of operations for the year ended November 30, 2022, the statement of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2022 and the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $10,416,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg MA Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Massachusetts Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Massachusetts Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Massachusetts Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg MA Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Massachusetts Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Massachusetts Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg MA Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Massachusetts Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Massachusetts Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the Massachusetts Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE MASSACHUSETTS TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE MASSACHUSETTS TAX-EXEMPT FUND OR BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and
Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1680 012023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2022: $30,000
Fiscal Year Ended November 30, 2021: $30,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2022: $10,494,508
Fiscal Year Ended November 30, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)	Audit-Related Fees.

Fiscal Year Ended November 30, 2022: $2,757,764
Fiscal Year Ended November 30, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)	Tax Fees.

Fiscal Year Ended November 30, 2022: $5,202,689
Fiscal Year Ended November 30, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)	All Other Fees.

Fiscal Year Ended November 30, 2022: $298,000
Fiscal Year Ended November 30, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)         (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)          Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2022: $5,500,689
Fiscal Year Ended November 30, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)          For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.